Equipment Loans Payable	12 Months Ended
Dec. 31, 2019
Disclosure Of Equipment Loan Payable [Abstract]
Equipment Loans Payable

14. EQUIPMENT LOANS PAYABLE

Haul trucks financing

Upon acquisition of Rye Patch (note 6), the Company assumed an equipment loan payable of $2,431 to Caterpillar Financial Services Corporation (“CAT”). At December 31, 2018, the loan had a remaining term of 33 months bearing an annual interest rate of 6.95% with monthly instalments of $70 and are secured by the underlying equipment (four haul trucks).

During the year ended December 31, 2019, the Company paid the remaining principal and outstanding interest on this equipment loan payable.

	December 31,	December 31,
	2019	2018
Balance, opening	$2,035	$-
Recognition of equipment loan payable	-	2,431
Interest	110	90
Payments - principal and interest	(2,145)	(486)
	$-	$2,035
Non-current portion of loans payable	$-	$1,318
Current portion of loans payable	$-	$717

Equipment financing

On December 28, 2018, the Company obtained a $2,500 equipment loan from CAT. The loan term was 36 months and matures on January 1, 2022. The loan bears an annual interest rate of 8.29%. Principal and accrued interest of 12 quarterly installments started on April 1, 2019. A loan fee of $50 was paid upon execution of the agreement. The loan is secured with the underlying mobile equipment at the Florida Canyon Mine.

During the year ended December 31, 2019, the Company paid $450 as an additional principal payment on this equipment loan and applied the loan fee of $50.

	December 31,	December 31,
	2019	2018
Balance, opening	$2,500	$-
Recognition of equipment loan payable	-	2,500
Interest	171	-
Payments - principal and interest	(1,328)	-
	$1,343	$2,500
Non-current portion of loans payable	$729	$1,875
Current portion of loans payable	$614	$625